Schedule of Investments (unaudited)	iShares® Emergent Food and AgTech Multisector ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.5%
Nufarm Ltd./Australia	7,704	$31,879

Canada — 4.6%
Nutrien Ltd.	3,684	296,084

Denmark — 2.0%
Chr Hansen Holding A/S	2,094	129,241

France — 3.4%
Danone SA	4,170	219,164

Germany — 10.1%
BASF SE	4,128	210,179
Bayer AG, Registered	5,316	308,524
GEA Group AG	3,348	136,904
		655,607
Japan — 2.8%
Kubota Corp.	12,000	178,424

Netherlands — 0.6%
Corbion NV	1,202	37,051

Norway — 4.1%
Austevoll Seafood ASA	1,800	14,723
Bakkafrost P/F	1,008	55,441
Grieg Seafood ASA	1,134	8,051
Mowi ASA	9,276	145,363
Salmar ASA	1,224	43,145
		266,723
Philippines — 0.5%
Monde Nissin Corp.(a)	145,200	32,517

United Kingdom — 7.2%
CNH Industrial NV	15,372	247,748
Croda International PLC	2,094	173,164
Genus PLC	1,344	47,720
		468,632
United States — 63.9%
AGCO Corp.	1,260	167,227
Archer-Daniels-Midland Co.	4,254	414,765
Beyond Meat Inc.(b)(c)	1,236	18,033
Corteva Inc.	5,928	398,125
Deere & Co.	804	354,564
Security	Shares	Value

United States (continued)
Diversey Holdings Ltd.(b)	1,590	$8,173
Ecolab Inc.	1,230	184,291
Exponent Inc.	1,044	107,960
FMC Corp.	2,562	334,700
Hain Celestial Group Inc. (The)(b)	1,836	34,407
Ingredion Inc.	1,332	130,496
International Flavors & Fragrances Inc.	1,920	203,174
International Paper Co.	5,628	208,911
Kellogg Co.	4,254	310,329
Mosaic Co. (The)	7,044	361,357
Neogen Corp.(b)	4,410	73,030
Packaging Corp. of America	1,908	259,278
Sealed Air Corp.	2,958	157,454
Sotera Health Co.(b)	2,016	16,813
Trimble Inc.(b)	3,192	190,722
Westrock Co.	5,178	196,350
		4,130,159
Total Long-Term Investments — 99.7%
(Cost: $7,061,836)		6,445,481

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(d)(e)(f)	16,404	16,406

Total Short-Term Securities — 0.2%
(Cost: $16,403)		16,406

Total Investments — 99.9%
(Cost: $7,078,239)		6,461,887
Other Assets Less Liabilities — 0.1%		5,458
Net Assets — 100.0%		$6,467,345

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Emergent Food and AgTech Multisector ETF
November 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$65,147	$—		$(48,739	)(a)	$1	$(3)	$16,406	16,404	$1,241	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—		—	—	—	—	4		—
						$1	$(3)	$16,406		$1,245		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	1	12/16/22	$20	$7

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Emergent Food and AgTech Multisector ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,426,243	$2,019,238	$—	$6,445,481
Money Market Funds	16,406	—	—	16,406
	$4,442,649	$2,019,238	$—	$6,461,887
Derivative financial instruments(a)
Assets
Futures Contracts	$7	$—	$—	$7

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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